United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: 11/30/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2011

Share Class	Ticker
A	FDBAX
B	FDBBX
C	FDBCX
F	ISHIX
Institutional	FDBIX

Federated Bond Fund

Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2010 through November 30, 2011. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2011, was 3.81% for Class A Shares, 2.95% for Class B Shares, 2.96% for Class C Shares, 3.75% for Class F Shares and 4.01% for Institutional Shares. The total return of the Lipper BBB Debt Category1 average was 4.62% during the same period. The Fund's and the Lipper Average's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses.

During the reporting period, the most significant factors affecting the Fund's performance were: (1) individual security selection; (2) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (3) the effect of changing interest rates (referred to as “duration.”)2

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares. The 4.01% total return for the Institutional Shares for the reporting period consisted of 5.96% of dividends and reinvestments and -1.95% of depreciation in the net asset value of the shares.

MARKET OVERVIEW

The fiscal year demonstrated a very volatile market environment with distinct periods of “risk-on” versus “risk-off” scenarios. The initial five months (December 2010 – April 2011) exhibited “risk-on” characteristics in that the non-U.S. government markets (stocks, corporate bonds and emerging market bonds) looked beyond potential negative headlines and outperformed the safe-haven U.S. government securities. Potential negative headlines included the earthquake/tsunami in Japan, Middle East/North Africa oil tensions, a growing European debt crisis and slower growth in most emerging economies. By the spring of 2011 and continuing through the summer months, the market completely changed to a “risk-off” environment. Investors sought out the safety of U.S. government securities despite Standard and Poor's downgrading the U.S. long-term credit rating for U.S. government debt securities from “AAA” to “AA+” with a negative outlook. In this period, interest rates fell significantly and U.S. Treasury bonds were the top performers. As the fiscal year came to an end, it appeared that U.S. economic growth was continuing and European leaders were working toward a solution to their debt crisis, although specific details had yet to be announced.

Annual Shareholder Report

Security Selection

The selection of individual securities was a significant positive contributor to Fund performance. In particular, the high yield portion of the Fund outperformed the Barclays Capital High Yield Index.3 Thus, while owning the high yield sectors in general4 (which is discussed in the next section entitled “sector”) hurt Fund performance, security selection within this component was relatively strong and, in fact, outperformed the Fund at large.

Sector

The Fund is essentially comprised of both investment-grade5 (those corporate bonds rated from “AAA” to “BBB”) and high yield bonds (those corporate bonds rated “BB” and lower). For the fiscal year, the Fund generally averaged over 25% assets in high yield bonds, which generally under-performed the investment-grade sector, particularly during the “risk-off” spring and summer months.

Duration6

Duration was a negative contributor to Fund performance, primarily in the spring and summer months when overall interest rates fell significantly. The Fund maintained a fairly constant exposure to interest rates but did use the Treasury futures derivatives market to reduce rate movements associated with the change in U.S. government yields. When U.S. government yields fell more than corporate bond yields, this created a performance drag.

1	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges. The average is unmanaged, and it is not possible to invest directly in an average.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3	Barclays Capital High Yield Index measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index is unmanaged, and it is not possible to invest directly in an index.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
5	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
6	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Bond Fund (the “Fund”) from November 30, 2001 to November 30, 2011, compared to the Barclays Capital U.S. Credit Index (BCUSC)2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).2

Average Annual Total Returns for the Period Ended 11/30/2011

(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)

Share Class	1 Year	5 Years	10 Years
Class A Shares	-0.81%	5.46%	6.17%
Class B Shares	-2.44%	5.27%	5.98%
Class C Shares	1.98%	5.60%	5.82%
Class F Shares	1.78%	6.19%	6.52%
Institutional Shares	4.01%	6.57%	6.72%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 Investment – Class A Shares

  Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Growth of a $10,000 Investment – Class B Shares

  Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment – Class C Shares

  Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

Growth of a $10,000 Investment – Class F Shares

  Total returns shown include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and maximum contingent deferred sales charge of 1.00% as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment – iNSTITUTIONAL Shares3

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date; for Class F Shares the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and a contingent deferred sales charge of 1.00% would be applied on any redemption less than three years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCUSC and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCUSC and LCDBBB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
3	The Fund's Institutional Shares commenced operation on January 28, 2008. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to the Institutional Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, for Institutional Shares, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At November 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	91.1%
Foreign Governments/Agencies	0.6%
Municipal Securities	0.2%
Asset-Backed Securities[3]	0.0%
Collateralized Mortgage Obligations[3]	0.0%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[3,5]	0.0%
Other Security Types[6]	0.5%
Cash Equivalents[7]	6.4%
Other Assets and Liabilities — Net[8]	1.2%
TOTAL	100%

1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.1%.
4	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock, warrants and preferred stock.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

November 30, 2011

Principal Amount or Shares			Value
		Corporate Bonds – 63.5%
		Basic Industry - Chemicals – 1.7%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	4,078,370
1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,479,501
1,920,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	1,925,858
1,808,800	[1]	Fertinitro Finance, Company Guarantee, Series 144A, 8.29%, 4/1/2020	1,754,536
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,639,190
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,410,052
200,000		Nova Chemicals Corp., Sr. Unsecd. Note, 7.875%, 9/15/2025	200,500
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,651,269
2,385,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,580,818
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,734,270
		TOTAL	21,454,364
		Basic Industry - Metals & Mining – 2.9%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,647,595
70,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	66,754
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,329,391
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	794,967
850,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	821,346
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,308,658
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	3,537,352
750,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	640,956
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	2,850,449
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,873,078
500,000		Freeport-McMoran Copper & Gold, Inc., Sr. Unsecd. Note, 8.375%, 4/1/2017	532,812
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	2,991,500
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,739,585
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,446,234
1,350,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,483,433
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	608,908
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,091,631
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,573,286
Annual Shareholder Report

Principal Amount or Shares			Value
$2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,733,064
		TOTAL	37,070,999
		Basic Industry - Paper – 1.0%
1,700,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,946,124
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,412,097
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,416,548
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 6/1/2013	0
3,500,000		Westvaco Corp., 7.65%, 3/15/2027	3,869,176
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,771,795
		TOTAL	12,415,740
		Capital Goods - Aerospace & Defense – 0.4%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,951,246
1,000,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	999,754
		TOTAL	4,951,000
		Capital Goods - Building Materials – 0.8%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,594,380
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,106,589
		TOTAL	10,700,969
		Capital Goods - Construction Machinery – 0.2%
3,030,000	[1,2]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2021	3,022,425
		Capital Goods - Diversified Manufacturing – 1.9%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,020,426
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,303,657
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	3,065,433
768,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	806,726
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,217,100
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,172,368
3,970,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	4,182,169
1,210,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,300,564
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	776,932
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,211,812
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,374,050
2,290,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,501,717
		TOTAL	23,932,954
		Capital Goods - Environmental – 0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	600,158
Annual Shareholder Report

Principal Amount or Shares			Value
		Capital Goods - Packaging – 0.1%
$910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	939,649
		Communications - Media & Cable – 1.3%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,087,442
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,744,801
300,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	317,040
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,552,070
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,376,792
1,810,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,798,854
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,153,538
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,370,189
		TOTAL	16,400,726
		Communications - Media Noncable – 1.4%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,054,422
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	7,763,767
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,151,250
1,620,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,758,319
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,227,137
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,175,670
		TOTAL	18,130,565
		Communications - Telecom Wireless – 1.5%
5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,437,187
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,133,045
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	957,282
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,993,286
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	2,131,500
		TOTAL	19,652,300
		Communications - Telecom Wirelines – 2.0%
1,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,064,351
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,205,337
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	4,343,463
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,318,700
4,940,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	5,336,629
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,313,875
2,700,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	2,452,021
Annual Shareholder Report

Principal Amount or Shares			Value
$3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,051,800
		TOTAL	26,086,176
		Consumer Cyclical - Automotive – 1.1%
790,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	825,322
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	1,995,211
2,100,000	[3,4]	General Motors Corp., Note, Series MTN, 9.45%, 11/1/2049	31,500
1,340,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	1,382,747
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,890,677
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	434,994
300,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	328,472
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	5,405,576
1,370,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	1,302,896
		TOTAL	14,597,395
		Consumer Cyclical - Entertainment – 1.3%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,086,194
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,328,708
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,366,561
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,451,434
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	1,884,101
4,280,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,781,277
200,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	257,357
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	698,066
1,900,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	2,032,603
		TOTAL	16,886,301
		Consumer Cyclical - Lodging – 0.4%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,145,388
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	765,244
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,664,192
		TOTAL	5,574,824
		Consumer Cyclical - Retailers – 1.1%
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,377,144
1,596,051	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,615,461
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	621,000
2,070,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	2,461,225
Annual Shareholder Report

Principal Amount or Shares			Value
$900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	888,750
1,120,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,033,200
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,206,496
3,055,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 4/15/2041	3,634,468
		TOTAL	13,837,744
		Consumer Cyclical - Services – 1.0%
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,691,248
1,040,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	1,023,787
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,082,236
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,183,325
		TOTAL	12,980,596
		Consumer Non-Cyclical - Food/Beverage – 0.6%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	3,594,854
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	600,484
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,344,380
1,070,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	1,173,134
1,120,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	1,130,817
		TOTAL	7,843,669
		Consumer Non-Cyclical - Health Care – 0.6%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,830,498
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,694,889
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	2,856,336
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	527,157
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	540,802
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	616,984
		TOTAL	8,066,666
		Consumer Non-Cyclical - Pharmaceuticals – 0.5%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,915,250
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	804,332
2,950,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	3,015,576
		TOTAL	6,735,158
		Consumer Non-Cyclical - Products – 0.6%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	940,768
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,535,531
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,242,332
2,950,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	3,074,401
		TOTAL	7,793,032
Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Supermarkets – 0.1%
$960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,201,208
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	361,689
		TOTAL	1,562,897
		Consumer Non-Cyclical - Tobacco – 0.2%
740,000		Altria Group, Inc., 9.25%, 8/6/2019	957,755
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	953,665
		TOTAL	1,911,420
		Energy - Independent – 2.0%
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	505,930
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,811,617
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	550,378
1,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,090,248
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,336,612
7,180,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	7,645,758
600,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	580,539
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	638,411
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,153,633
		TOTAL	25,313,126
		Energy - Integrated – 1.5%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,861,396
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,242,199
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,606,519
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	1,868,807
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,651,219
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	546,776
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,797,914
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	266,938
2,300,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,519,085
		TOTAL	19,360,853
		Energy - Oil Field Services – 0.9%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	708,221
1,400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,717,503
Annual Shareholder Report

Principal Amount or Shares			Value
$2,500,000	[1,2]	Nabors Industries, Inc., Company Guarantee, Series 144A, 4.625%, 9/15/2021	2,473,936
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	267,518
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,059,164
400,000		Overseas Shipholding Group, Inc., Sr. Unsecd. Note, 8.75%, 12/1/2013	398,500
1,000,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	1,005,900
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	110,013
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,962,922
468,528	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	426,207
		TOTAL	11,129,884
		Energy - Refining – 0.6%
920,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	983,999
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,854,254
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,774,574
		TOTAL	7,612,827
		Financial Institution - Banking – 11.8%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,707,580
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,090,276
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,861,317
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,603,989
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,251,016
1,260,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,076,625
1,260,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	1,119,638
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	902,761
5,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	3,598,476
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,456,336
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	4,112,075
1,450,000		Capital One Capital V, 10.25%, 8/15/2039	1,513,438
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,172,807
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,498,006
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,011,608
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,496,171
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,493,848
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	6,805,672
1,450,000		City National Corp., Note, 5.25%, 9/15/2020	1,453,697
Annual Shareholder Report

Principal Amount or Shares			Value
$2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	2,756,013
1,910,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,907,312
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,639,882
3,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	2,997,817
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,020,559
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	3,827,797
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,797,663
1,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	1,029,413
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	623,375
3,500,000		Hudson United Bancorp, Series BKNT, 7.00%, 5/15/2012	3,584,885
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	864,997
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,016,184
10,900,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,403,806
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	3,812,329
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series MTN, 6.05%, 8/15/2012	3,197,419
1,450,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,296,519
6,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	5,775,199
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	948,889
900,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	770,489
2,840,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	2,524,585
3,300,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	2,887,761
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,409,538
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,383,358
7,350,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	6,927,450
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,073,430
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,585,830
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,274,652
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 6.517%, 3/29/2049	357,500
7,406,478	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	5,084,769
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	3,776,030
1,810,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,816,192
1,915,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	1,892,254
4,500,000		Wachovia Bank N.A., Series BKNT, 4.80%, 11/1/2014	4,734,113
Annual Shareholder Report

Principal Amount or Shares			Value
$3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,603,978
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,201,416
707,860	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	738,187
		TOTAL	150,766,926
		Financial Institution - Brokerage – 2.6%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	6,930,572
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,479,731
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,713,367
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,003,393
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	749,871
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,446,626
1,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	850,000
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	4,126,600
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	859,350
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,531,723
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,412,603
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,529,151
		TOTAL	32,632,987
		Financial Institution - Finance Noncaptive – 3.6%
1,000,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	992,917
5,030,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	4,981,173
3,430,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,615,336
3,300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	3,689,766
1,910,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	1,918,187
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,999,324
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,876,180
6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	7,267,659
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,800,000
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,041,261
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 4.77%, 12/21/2065	907,035
1,220,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,104,934
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,575,000
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,807,988
Annual Shareholder Report

Principal Amount or Shares			Value
$3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,915,639
		TOTAL	46,492,399
		Financial Institution - Insurance — Health – 0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	837,647
		Financial Institution - Insurance — Life – 3.6%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	2,735,089
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,287,487
6,220,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	6,029,283
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,454,118
1,000,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,093,966
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	5,661,856
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,072,075
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,285,000
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	875,404
2,950,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	3,085,770
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,437,415
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,201,725
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,600,295
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	2,634,186
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,005,943
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,505,384
		TOTAL	45,964,996
		Financial Institution - Insurance — P&C – 1.5%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,280,286
540,000		CNA Financial Corp., 6.50%, 8/15/2016	579,277
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	995,868
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	924,257
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	763,374
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,899,772
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	806,549
Annual Shareholder Report

Principal Amount or Shares			Value
$4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	4,124,464
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	3,895,153
350,000		PXRE Capital Trust I, 8.85%, 2/1/2027	321,125
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	297,519
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,194,649
		TOTAL	19,082,293
		Financial Institution - REITs – 1.7%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,896,843
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	3,858,971
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,532,753
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,578,665
300,000		First Industrial LP, Sr. Unsecd. Note, 7.60%, 7/15/2028	279,303
425,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	449,036
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,048,396
225,000		Hospitality Properties Trust, Sr. Unsecd. Note, 6.75%, 2/15/2013	229,034
421,000		iStar Financial, Inc., Sr. Unsecd. Note, Series B, 5.70%, 3/1/2014	353,640
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,734,418
740,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	819,554
720,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	716,076
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	565,817
1,450,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,451,347
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,622,919
830,000		Simon Property Group LP, 6.75%, 5/15/2014	916,405
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,180,936
		TOTAL	22,234,113
		Municipal Services – 0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,813,265
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,017,697
		TOTAL	4,830,962
		Sovereign – 0.2%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,366,347
		Technology – 2.0%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,652,375
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,606,871
2,070,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,212,920
Annual Shareholder Report

Principal Amount or Shares			Value
$3,630,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,249,779
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,212,922
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,350,944
560,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	591,898
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,667,243
1,475,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,521,372
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	1,084,545
1,055,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	1,050,561
		TOTAL	25,201,430
		Transportation - Airlines – 0.2%
141,512		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	140,267
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,369,386
500,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	527,987
		TOTAL	3,037,640
		Transportation - Railroads – 1.0%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,613,325
1,832,036		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	2,214,481
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,630,781
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,165,250
1,410,000		Union Pacific Corp., 4.875%, 1/15/2015	1,546,682
		TOTAL	12,170,519
		Transportation - Services – 0.4%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,543,915
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,204,101
765,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	789,614
		TOTAL	5,537,630
		Utility - Electric – 4.0%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	850,947
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	359,710
484,850		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	523,638
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,597,788
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,402,667
2,000,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	2,334,463
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	130,327
Annual Shareholder Report

Principal Amount or Shares			Value
$5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,107,617
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,575
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	1,008,081
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	357,901
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,637,351
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,938,122
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,095,232
2,415,318	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	2,659,665
1,100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	1,163,605
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,441,357
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,174,780
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,141,338
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	2,150,292
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,228,403
1,350,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,389,932
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	249,013
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,517,138
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,491,651
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,139,895
142,334		Waterford 3 Funding Corp., 8.09%, 1/2/2017	142,409
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,267,726
		TOTAL	50,801,623
		Utility - Natural Gas Distributor – 0.7%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	256,019
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	930,380
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,434,030
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	398,500
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,557,696
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,966,439
		TOTAL	8,543,064
		Utility - Natural Gas Pipelines – 2.0%
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,622,360
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,913,482
Annual Shareholder Report

Principal Amount or Shares		Value
$335,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	351,941
3,080,000	Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,535,346
3,850,000	Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,454,773
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,716,713
3,300,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,387,329
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,292,928
830,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	969,280
3,100,000	Williams Partners LP, 5.25%, 3/15/2020	3,376,291
	TOTAL	25,620,443
	TOTAL CORPORATE BONDS (IDENTIFIED COST $772,217,223)	812,685,436
	Mortgage-Backed Securities – 0.0%
5,358	Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	5,933
6,050	Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	6,703
704	Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	778
3,800	Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	4,243
5,977	Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	6,610
6,918	Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	7,910
3,447	Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	3,843
1,705	Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	1,757
5,233	Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	5,857
29,129	Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	32,455
23,638	Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	26,399
5,161	Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	5,953
2,149	Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,432
9,942	Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	11,446
5,544	Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	6,132
5,933	Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	6,652
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $121,558)	135,103
Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BOND – 0.2%
		Municipal Services – 0.2%
$2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,532,192
		Governments/Agencies – 0.6%
		Sovereign – 0.6%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,023,750
2,475,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	2,657,531
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,518,305
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,199,586
		COMMON STOCKS – 0.0%
		Automotive – 0.0%
8,473	[3]	General Motors Co.	180,390
		Utility — Electric – 0.0%
113	[3]	NRG Energy, Inc.	2,224
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,202,339)	182,614
		WARRANTS – 0.0%
		Automotive – 0.0%
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	97,443
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	67,324
		TOTAL WARRANTS (IDENTIFIED COST $1,361,230)	164,767
		Preferred Stocks – 0.4%
		Financial Institution - Brokerage – 0.0%
130,000	[3,4]	Lehman Brothers Holdings, Inc., Pfd., Series D	2,470
		Financial Institution - REITs – 0.4%
80,000		ProLogis Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	4,656,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	4,658,470
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
40,698	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $40,679)	33,677
		Collateralized Mortgage Obligations – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
300,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	338,430
Annual Shareholder Report

Principal Amount or Shares			Value
		Non-Agency Mortgage – 0.0%
$34,559	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.878%, 1/28/2027	27,647
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $382,508)	366,077
		MUTUAL FUNDS – 34.4%[7]
80,071,050	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	80,071,050
57,799,250		High Yield Bond Portfolio	360,667,325
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $529,766,606)	440,738,375
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $1,324,299,339)[9]	1,268,696,297
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[10]	11,366,450
		TOTAL NET ASSETS — 100%	$1,280,062,747

At November 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[3] U.S. Treasury Notes 10-Year Short Futures	300	$38,803,125	March 2012	$163,426

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2011, these restricted securities amounted to $151,699,953, which represented 11.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2011, these liquid restricted securities amounted to $142,326,192, which represented 11.1% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $1,327,384,323.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$812,685,436	$0	$812,685,436
Mortgage-Backed Securities	—	135,103	—	135,103
Municipal Bond	—	2,532,192	—	2,532,192
Governments/Agencies	—	7,199,586	—	7,199,586
Asset-Backed Security	—	33,677	—	33,677
Collateralized Mortgage Obligations	—	366,077	—	366,077
Equity Securities:
Common Stock
Domestic	182,614	—	—	182,614
Preferred Stocks
Domestic	4,658,470	—	—	4,658,470
Warrants	164,767	—	—	164,767
Mutual Funds	440,738,375	—	—	440,738,375
TOTAL SECURITIES	$445,744,226	$822,952,071	$0	$1,268,696,297
OTHER FINANCIAL INSTRUMENTS**	$163,426	$ —	$ —	$163,426
*	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts.

Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds Securities
Balance as of December 1, 2010	$0
Change in unrealized appreciation/depreciation	(285)
Transfers into Level 3	285[1]
Balance as of November 30, 2011	$0
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at November 30, 2011.	$(285)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the security at the beginning of the period.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.23	$8.80	$7.08	$8.87	$8.93
Income From Investment Operations:
Net investment income	0.52	0.55	0.52	0.50	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.17)	0.42	1.74	(1.79)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.97	2.26	(1.29)	0.41
Less Distributions:
Distributions from net investment income	(0.53)	(0.54)	(0.54)	(0.50)	(0.47)
Regulatory Settlement Proceeds	—	0.00[1,2]	—	—	—
Net Asset Value, End of Period	$9.05	$9.23	$8.80	$7.08	$8.87
Total Return[3]	3.81%	11.38%[2]	33.05%	(15.25)%	4.74%
Ratios to Average Net Assets:
Net expenses[4]	0.98%	0.99%	0.99%	0.99%	0.99%
Net investment income	5.79%	5.90%	6.40%	5.79%	5.37%
Expense waiver/reimbursement[5]	0.23%	0.21%	0.23%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$709,195	$665,358	$628,675	$457,276	$573,375
Portfolio turnover	13%	24%	28%	21%	27%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.28	$8.83	$7.11	$8.90	$8.96
Income From Investment Operations:
Net investment income	0.46	0.48	0.46	0.44	0.42
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.19)	0.44	1.73	(1.80)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.92	2.19	(1.36)	0.34
Less Distributions:
Distributions from net investment income	(0.45)	(0.47)	(0.47)	(0.43)	(0.40)
Regulatory Settlement Proceeds	—	0.00[1,2]	—	—	—
Net Asset Value, End of Period	$9.10	$9.28	$8.83	$7.11	$8.90
Total Return[3]	2.95%	10.68%[2]	31.84%	(15.89)%	3.89%
Ratios to Average Net Assets:
Net expenses[4]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	5.02%	5.09%	5.63%	4.96%	4.57%
Expense waiver/reimbursement[5]	0.20%	0.20%	0.22%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$84,448	$122,759	$155,907	$153,465	$236,276
Portfolio turnover	13%	24%	28%	21%	27%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.28	$8.84	$7.11	$8.90	$8.96
Income From Investment Operations:
Net investment income	0.45	0.47	0.45	0.43	0.41
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.18)	0.44	1.75	(1.79)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.91	2.20	(1.36)	0.34
Less Distributions:
Distributions from net investment income	(0.45)	(0.47)	(0.47)	(0.43)	(0.40)
Regulatory Settlement Proceeds	—	0.00[1,2]	—	—	—
Net Asset Value, End of Period	$9.10	$9.28	$8.84	$7.11	$8.90
Total Return[3]	2.96%	10.56%[2]	32.01%	(15.88)%	3.89%
Ratios to Average Net Assets:
Net expenses[4]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	4.99%	5.10%	5.58%	5.00%	4.57%
Expense waiver/reimbursement[5]	0.20%	0.20%	0.22%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,392	$153,345	$146,220	$84,701	$101,561
Portfolio turnover	13%	24%	28%	21%	27%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.29	$8.85	$7.12	$8.91	$8.97
Income From Investment Operations:
Net investment income	0.52	0.54	0.51	0.50	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.18)	0.44	1.75	(1.80)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.98	2.26	(1.30)	0.41
Less Distributions:
Distributions from net investment income	(0.52)	(0.54)	(0.53)	(0.49)	(0.47)
Regulatory Settlement Proceeds	—	0.00[1,2]	—	—	—
Net Asset Value, End of Period	$9.11	$9.29	$8.85	$7.12	$8.91
Total Return[3]	3.75%	11.40%[2]	32.96%	(15.21)%	4.68%
Ratios to Average Net Assets:
Net expenses[4]	1.02%	1.02%	1.02%	1.02%	1.02%
Net investment income	5.75%	5.87%	6.37%	5.75%	5.34%
Expense waiver/reimbursement[5]	0.22%	0.22%	0.24%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$192,734	$190,504	$178,466	$126,458	$170,492
Portfolio turnover	13%	24%	28%	21%	27%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended 11/30/2008[1]
	2011	2010	2009
Net Asset Value, Beginning of Period	$9.23	$8.80	$7.08	$8.86
Income From Investment Operations:
Net investment income	0.55	0.57	0.54	0.42
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.19)	0.42	1.73	(1.77)
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.99	2.27	(1.35)
Less Distributions:
Distributions from net investment income	(0.54)	(0.56)	(0.55)	(0.43)
Regulatory Settlement Proceeds	—	0.00[2,3]	—	—
Net Asset Value, End of Period	$9.05	$9.23	$8.80	$7.08
Total Return[4]	4.01%	11.59%[3]	33.29%	(15.84)%
Ratios to Average Net Assets:
Net expenses[5]	0.79%	0.79%	0.79%	0.79%[6]
Net investment income	5.92%	6.11%	6.22%	6.35%[6]
Expense waiver/reimbursement[7]	0.20%	0.20%	0.20%	0.22%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$145,292	$55,617	$7,948	$274
Portfolio turnover	13%	24%	28%	21%[8]
1	Reflects operations for the period from January 28, 2008 (date of initial investment) to November 30, 2008.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2008.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2011

Assets:
Total investments in securities, at value including $440,738,375 of investments in affiliated holdings (Note 5) (identified cost $1,324,299,339)		$1,268,696,297
Restricted cash (Note 2)		480,000
Income receivable		12,172,338
Income receivable from affiliated holdings		2,748,184
Receivable for shares sold		4,050,777
Receivable for daily variation margin		117,188
TOTAL ASSETS		1,288,264,784
Liabilities:
Payable for investments purchased	$5,451,775
Payable for shares redeemed	1,467,815
Income distribution payable	623,466
Payable for investment adviser fee (Note 5)	1,356
Payable for Directors'/Trustees' fees	1,859
Payable for distribution services fee (Note 5)	144,463
Payable for shareholder services fee (Note 5)	270,989
Accrued expenses	240,314
TOTAL LIABILITIES		8,202,037
Net assets for 141,133,399 shares outstanding		$1,280,062,747
Net Assets Consist of:
Paid-in capital		$1,344,894,093
Net unrealized depreciation of investments and futures contracts		(55,439,616)
Accumulated net realized loss on investments, futures contracts and swap contracts		(9,144,445)
Distribution in excess of net investment income		(247,285)
TOTAL NET ASSETS		$1,280,062,747
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($709,195,149 ÷ 78,341,534 shares outstanding), no par value, 500,000,000 shares authorized	$9.05
Offering price per share (100/95.50 of $9.05)	$9.48
Redemption proceeds per share	$9.05
Class B Shares:
Net asset value per share ($84,448,382 ÷ 9,283,586 shares outstanding), no par value, 500,000,000 shares authorized	$9.10
Offering price per share	$9.10
Redemption proceeds per share (94.50/100 of $9.10)	$8.60
Class C Shares:
Net asset value per share ($148,392,293 ÷ 16,309,733 shares outstanding), no par value, 500,000,000 shares authorized	$9.10
Offering price per share	$9.10
Redemption proceeds per share (99.00/100 of $9.10)	$9.01
Class F Shares:
Net asset value per share ($192,734,457 ÷ 21,152,871 shares outstanding), no par value, 500,000,000 shares authorized	$9.11
Offering price per share (100/99.00 of $9.11)	$9.20
Redemption proceeds per share (99.00/100 of $9.11)	$9.02
Institutional Shares:
Net asset value per share ($145,292,466 ÷ 16,045,675 shares outstanding), no par value, 500,000,000 shares authorized	$9.05
Offering price per share	$9.05
Redemption proceeds per share	$9.05

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended November 30, 2011

Investment Income:
Interest (including income on securities loaned of $19,578)		$46,592,598
Dividends received from affiliated holdings (Note 5)		34,224,848
TOTAL INCOME		80,817,446
Expenses:
Investment adviser fee (Note 5)	$8,942,570
Administrative fee (Note 5)	931,318
Custodian fees	46,253
Transfer and dividend disbursing agent fees and expenses	1,326,516
Directors'/Trustees' fees	21,378
Auditing fees	25,424
Legal fees	6,276
Portfolio accounting fees	219,942
Distribution services fee (Note 5)	1,844,981
Shareholder services fee (Note 5)	2,509,900
Account administration fee (Note 2)	11,168
Share registration costs	114,662
Printing and postage	119,529
Insurance premiums	6,889
Taxes	83,494
Miscellaneous	16,525
TOTAL EXPENSES	16,226,825
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,358,897)
Waiver of administrative fee	(23,945)
Reimbursement of shareholder services fee	(205,270)
TOTAL WAIVERS AND REIMBURSEMENTS		$(2,588,112)
Net expenses			$13,638,713
Net investment income			67,178,733
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments (including realized gain of $7,493,248 on sales of investments in affiliated holdings) (Note 5)			13,515,048
Net realized loss on futures contracts			(5,669,833)
Net realized loss on swap contracts			(2,191,842)
Net change in unrealized depreciation of investments			(32,964,324)
Net change in unrealized appreciation of futures contracts			(6,771)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(27,317,722)
Change in net assets resulting from operations			$39,861,011

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$67,178,733	$66,086,895
Net realized gain on investments, futures contracts and swap contracts	5,653,373	11,864,159
Net change in unrealized appreciation/depreciation of investments and futures contracts	(32,971,095)	45,716,943
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,861,011	123,667,997
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(37,507,233)	(39,170,589)
Class B Shares	(4,929,940)	(7,211,755)
Class C Shares	(7,084,687)	(7,780,278)
Class F Shares	(10,869,259)	(10,972,404)
Institutional Shares	(5,274,785)	(2,021,777)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(65,665,904)	(67,156,803)
Share Transactions:
Proceeds from sale of shares	471,532,351	333,168,147
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. - Strategic Yield Portfolio	13,026,914	—
Net asset value of shares issued to shareholders in payment of distributions declared	56,394,179	57,273,007
Cost of shares redeemed	(422,669,462)	(376,630,155)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	118,283,982	13,810,999
Regulatory Settlement Proceeds
Net increase from regulatory settlement (Note 9)	—	45,287
Change in net assets	92,479,089	70,367,480
Net Assets:
Beginning of period	1,187,583,658	1,117,216,178
End of period (including undistributed (distributions in excess of) net investment income of ($247,285) and $85,044, respectively)	$1,280,062,747	$1,187,583,658

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

November 30, 2011

1. ORGANIZATION

Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc. – Strategic Yield Portfolio (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on December 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2011, are as follows:

Net investment income (loss)*	$67,598,731
Net realized and unrealized loss on investments	$(27,022,232)
Net increase in net assets resulting from operations	$40,576,499
*	Net investment income includes $28,826 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of November 30, 2011.

For every one share of EquiTrust Series Fund, Inc. – Strategic Yield Portfolio Class A Shares exchanged, a shareholder received 1.038 shares of Federated Bond Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. – Strategic Yield Portfolio Class B Shares exchanged, a shareholder received 1.037 shares of Federated Bond Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. – Strategic Yield Portfolio Class I Shares exchanged, a shareholder received 1.037 shares of Federated Bond Fund Institutional Shares.

Annual Shareholder Report

On July 15, 2011, the Fund received assets from EquiTrust Series Fund, Inc. – Strategic Yield Portfolio as follows:

Shares of the Fund Issued	EquiTrust Series Fund, Inc. – Strategic Yield Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,396,219	$13,026,914	$804,423	$1,185,960,939	$1,198,987,853
1	Unrealized Appreciation is included in the EquiTrust Series Fund, Inc. – Strategic Yield Portfolio Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended November 30, 2011, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$1,978
Class C Shares	3,561
Class F Shares	5,629
TOTAL	$11,168
Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and Annual Shareholder Report recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities and periodic payments are reported as Net realized gain/(loss) on swap contracts in the Statement of Operations.

At November 30, 2011, the Fund had no outstanding swap contracts.

The average notional amount of Credit Default Swaps held by the Fund throughout the period was $12,884,615. This is based on amounts held as of each month-end throughout the fiscal period.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $11,210,337 and $25,969,075, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Annual Shareholder Report under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at November 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Fertinitro Finance, Company Guarantee, Series 144A, 8.29%, 4/1/2020	5/14/1999	$1,374,489	$1,754,536
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,086,194
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.878%, 1/28/2027	2/4/1998	$88,260	$27,647
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996-9/29/1999	$4,048,581	$4,505,384

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$163,426[1]
1	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(5,669,833)	$(5,669,833)
Credit contracts	$(2,191,842)	$ —	$(2,191,842)
TOTAL	$(2,191,842)	$(5,669,833)	$(7,861,675)
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(6,771)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2011		2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	27,732,508	$256,084,335	19,938,636	$179,931,658
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – Strategic Yield Portfolio	719,291	6,711,132	—	—
Shares issued to shareholders in payment of distributions declared	3,730,715	34,241,920	3,894,529	35,144,810
Shares redeemed	(25,903,634)	(238,669,636)	(23,239,933)	(210,126,103)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,278,880	$58,367,751	593,232	$4,950,365
Year Ended November 30	2011		2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,465,075	$13,561,380	1,817,345	$16,473,199
Shares issued to shareholders in payment of distributions declared	454,396	4,190,306	695,061	6,284,666
Shares redeemed	(5,870,797)	(54,519,869)	(6,925,507)	(62,830,662)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,951,326)	$(36,768,183)	(4,413,101)	$(40,072,797)
Year Ended November 30	2011		2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,451,567	$41,224,550	3,845,689	$34,952,328
Shares issued to shareholders in payment of distributions declared	584,258	5,388,829	625,258	5,666,575
Shares redeemed	(5,255,709)	(48,607,091)	(4,489,884)	(40,825,292)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(219,884)	$(1,993,712)	(18,937)	$(206,389)
Annual Shareholder Report

Year Ended November 30	2011		2010
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	5,099,740	$47,376,135	3,610,486	$32,893,488
Shares issued to shareholders in payment of distributions declared	1,017,144	9,398,794	1,012,274	9,187,372
Shares redeemed	(5,471,171)	(50,861,645)	(4,287,745)	(38,952,978)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	645,713	$5,913,284	335,015	$3,127,882
Year Ended November 30	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,258,371	$113,285,951	7,624,084	$68,917,474
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – Strategic Yield Portfolio	676,928	6,315,782	—	—
Shares issued to shareholders in payment of distributions declared	345,924	3,174,330	108,774	989,584
Shares redeemed	(3,258,333)	(30,011,221)	(2,613,775)	(23,895,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,022,890	$92,764,842	5,119,083	$46,011,938
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	12,776,273	$118,283,982	1,615,292	$13,810,999

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are the result of differing treatments for discount accretion/premium amortization on debt securities, reversal of swap payments and expiration of capital loss carryforwards.

For the year ended November 30, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$768,787	$(1,845,158)	$1,076,371

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$65,665,904	$67,156,803
Annual Shareholder Report

As of November 30, 2011, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(247,285)
Net unrealized depreciation	$(58,688,026)
Capital loss carryforwards	$(5,896,035)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bond interest and discount accretion/premium amortization on debt securities.

At November 30, 2011, the cost of investments for federal tax purposes was $1,327,384,323. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $58,688,026. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,988,100 and net unrealized depreciation from investments for those securities having an excess of cost over value of $117,676,126.

At November 30, 2011, the Fund had a capital loss carryforward of $5,896,035 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$1,796,342
2016	$14,339
2017	$4,085,354

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund used capital loss carryforwards of $6,501,701 to offset taxable capital gains realized during the year ended November 30, 2011. Additionally, capital loss carryforwards of $56,623 expired during the year ended November 30, 2011.

As a result of the tax-free transfer of assets from the Acquired Fund, the use of certain capital loss carryforwards listed above may be limited.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2011, the Adviser waived $2,338,535 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $23,945 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2011, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$751,633
Class C Shares	1,093,348
TOTAL	$1,844,981

For the year ended November 30, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2011, FSC retained $186,604 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2011, FSC retained $110,552 in sales charges from the sale of Class A Shares. FSC also retained $695 of CDSC relating to redemptions of Class A Shares, $44,197 relating to redemptions of Class B Shares, $4,135 relating to redemptions of Class C Shares and $17,915 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$1,422,385	$168,765
Class B Shares	250,544	—
Class C Shares	360,419	—
Class F Shares	476,552	36,505
TOTAL	$2,509,900	$205,270

For the year ended November 30, 2011, FSSC did not receive any fees paid by the Fund.

Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.98%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2011, the Adviser reimbursed $20,362. Transactions involving the affiliated holdings during the year ended November 30, 2011, were as follows:

	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2010	1,771,143	58,435,801	60,206,944
Purchases/Additions	321,701,046	5,747,521	327,448,567
Sales/Reductions	243,401,139	6,384,072	249,785,211
Balance of Shares Held 11/30/2011	80,071,050	57,799,250	137,870,300
Value	$80,071,050	$360,667,325	$440,738,375
Dividend Income	$31,086	$34,193,762	$34,224,848

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2011, were as follows:

Purchases	$206,704,743
Sales	$153,358,104

Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2011, there were no outstanding loans. During the year ended November 30, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2011, there were no outstanding loans. During the year ended November 30, 2011, the program was not utilized.

9. regulatory settlement proceeds

During the year ended November 30, 2010, the Fund received $45,287, in settlement of administrative proceedings against other unaffiliated third parties. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF Federated investment series funds, inc. AND SHAREHOLDERS OF federated bond fund:

We have audited the accompanying statement of assets and liabilities of Federated Bond Fund (the “Fund”) (the sole portfolio constituting Federated Investment Series Funds, Inc.), including the portfolio of investments, as of November 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Fund, a portfolio of Federated Investment Series Funds, Inc., at November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 25, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 to November 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2011	Ending Account Value 11/30/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$992.20	$4.89
Class B Shares	$1,000	$989.20	$8.93
Class C Shares	$1,000	$989.20	$8.93
Class F Shares	$1,000	$992.00	$5.09
Institutional Shares	$1,000	$993.10	$3.95
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$4.96
Class B Shares	$1,000	$1,016.09	$9.05
Class C Shares	$1,000	$1,016.09	$9.05
Class F Shares	$1,000	$1,019.95	$5.16
Institutional Shares	$1,000	$1,021.11	$4.00
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.98%
Class B Shares	1.79%
Class C Shares	1.79%
Class F Shares	1.02%
Institutional Shares	0.79%
Annual Shareholder Report

Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Corporation comprised one portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1992	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1992	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: May 1992	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1992	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1992	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1993. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400
Cusip 31420F509

29747 (1/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $26,400

Fiscal year ended 2010 - $25,400

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $24

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,309 and $0 respectively. Fiscal year ended 2011 - Audit consent fee for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $4,214 and $0 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $362,625

Fiscal year ended 2010 - $352,087

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 23, 2012